SCHEDULE OF PLEDGE INFORMATION (Details) - JPY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Short-term loans		¥ 697,179	¥ 1,447,746
Long-term loans		16,287,956	9,475,240
Real Estate Inventories and Buildings Held for Lease [Member]
Short-term loans		485,180	1,367,750
Restricted Cash [Member]
Short-term loans	[1]	45,100	170,400
Long-term loans	[1]	196,056	215,428
Real Estate Inventories and Buildings Held for Lease and Solar Power Systems [Member]
Long-term loans		14,780,915	8,927,591
Accounts Receivable in Connection with Electricity Sales to Power [Member]
Long-term loans		¥ 136,091

[1]	As of December 31, 2022 and 2021, these loans were secured by restricted cash of JPY51,503 and JPY51,503, respectively.